Net Assets by Participant and Non-Participant Directed Investments	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]
Net Assets by Participant and Non-Participant Directed Investments [Abstract]
Net Assets by Participant and Non-Participant Directed Investments
3. Net Assets by Participant and Non-Participant Directed Investments

All CTBI stock is non-participant directed, while the mutual and money market funds are participant directed. Information about the net assets and the significant components of the changes in net assets relating to the participant and non-participant directed investments is as follows:

	2025
	Participant Directed Funds	Non- Participant Directed Employer Fund	Total
Additions:
Investment income:
Net appreciation in fair value of investments	$485,457	$2,335,321	$2,820,778
Interest and dividends	33,934	1,540,499	1,574,433
Net investment income	519,391	3,875,820	4,395,211

Contributions	0	2,124,288	2,124,288
Transfers from non-participant directed funds to participant directed funds	125,925	0	125,925

Total additions	645,316	6,000,108	6,645,424

Deductions:
Benefits paid to participants	(494,198)	(2,827,317)	(3,321,515)
Transfers from non-participant directed funds to participant directed funds	0	(125,925)	(125,925)

Total deductions	(494,198)	(2,953,242)	(3,447,440)

Net increase	151,118	3,046,866	3,197,984

Net assets available for benefits, beginning of year	929,691	40,690,184	41,619,875

Net assets available for benefits, end of year	$1,080,809	$43,737,050	$44,817,859

	2024
	Participant Directed Funds	Non- Participant Directed Employer Fund	Total
Additions:
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	$131,566	$7,043,752	$7,175,318
Interest and dividends	34,931	1,440,385	1,475,316
Net investment income	166,497	8,484,137	8,650,634

Contributions	0	1,967,961	1,967,961
Transfers from non-participant directed funds to participant directed funds	163,311	0	163,311

Total additions	329,808	10,452,098	10,781,906

Deductions:
Benefits paid to participants	(339,833)	(3,894,412)	(4,234,245)
Transfers from non-participant directed funds to participant directed funds	0	(163,311)	(163,311)

Total deductions	(339,833)	(4,057,723)	(4,397,556)

Net increase	(10,025)	6,394,375	6,384,350

Net assets available for benefits, beginning of year	939,716	34,295,809	35,235,525

Net assets available for benefits, end of year	$929,691	$40,690,184	$41,619,875